Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,486,415.82
Total Fee Amount	205.27
Total Offset Amount	0.00
Net Fee	$ 205.27
Offering Table N/A
Offset Table N/A	N/A